Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development	Product and marketing rights	Goodwill	IT/Website costs	Total
	£'000	£'000	£'000	£'000	£'000

Cost

At 1 January 2016	12,600	18,321	12,456	15	43,392
Additions	-	-	-	19	19
Foreign exchange	-	3,160	2,032	-	5,192
Disposals	-	-	-	(8)	(8)
At 31 December 2016	12,600	21,481	14,488	26	48,595

Additions	778	-	-	-	778
Foreign exchange	-	(1,625)	(1,044)	1	(2,668)
At 31 December 2017	13,378	19,856	13,444	27	46,705

Disposals	-	(21,022)	(11,808)	-	(32,830)
Foreign exchange	-	1,166	655	1	1,822
At 31 December 2018	13,378	-	2,291	28	15,697

	In-process	Product and
	research and	marketing		IT/Website
	development	rights	Goodwill	Costs	Total
	£'000	£'000	£'000	£'000	£'000

Accumulated amortisation

At 1 January 2016	1,800	243	-	10	2,053
Amortisation charge for the year	-	3,578	-	5	3,583
Impairment	-	11,413	-	-	11,413
Foreign exchange	-	374	-	-	374
At 31 December 2016	1,800	15,608	-	15	17,423

Amortisation charge for the year	-	1,574	-	3	1,577
Impairment	1,500	-	-	-	1,500
Foreign exchange	-	(1,443)	-	1	(1,442)
At 31 December 2017	3,300	15,739	-	19	19,058

Amortisation charge for the year	-	431	-	3	434
Disposals	-	(17,103)	-	-	(17,103)
Foreign exchange	-	933	-	1	934
At 31 December 2018	3,300	-	-	23	3,323
Net book value
At 31 December 2018	10,078	-	2,291	5	12,374
At 31 December 2017	10,078	4,117	13,444	8	27,647
At 31 December 2016	10,800	5,873	14,488	11	31,172